Fees Summary	Oct. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,335,000
Previously Paid Amount	0.00
Total Fee Amount	551.15
Total Offset Amount	0.00
Net Fee	551.15
Narrative - Max Aggregate Offering Price	$ 6,335,000
Final Prospectus	true